--------------------------
                                                             OMB APPROVAL
                                                      OMB Number: 3235-0006
                                                      Expires: December 31, 2009
                                                      Estimated average burden
                                                      Hours per response....22.6
                                                      --------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------

Check here if Amendment [ ]; Amendment Number:  _______
      This Amendment (Check only one): [ ] is a restatement.
                                       [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Polaris Equity Management, Inc.
Address:  601 Montgomery Street Suite 700
          San Francisco, California 94111

Form 13F File Number: 28-13000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nathan Walsh
Title:  Chief Financial Officer
Phone:  (415) 263-5600

Signature, Place, and Date of Signing:

/s/  Nathan Walsh           San Francisco, California          November 17, 2008
-----------------           -------------------------          -----------------
[Signature]                       [City, State]                      [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported for this report.)

[ ] 13F NOTICE. (Check here if all holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT.

                             FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------
Form 13F Information Table Entry Total:     31
                                            ------------------
Form 13F Information Table Value Total:     $36,097
                                            ------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Polaris Equity Management, Inc.
FORM 13F
30-Sep-08

                                                                                                                 Voting Authority
                                                                                                              ----------------------
                                 Title of                 Value      Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                   class       CUSIP       (x$1000)    Prn Amt    Prn  Call  Dscretn  Managers    Sole    Shared  None
------------------------------   ---------   ---------   --------    --------   ---  ----  -------  --------  --------  ------  ----
ADVANCED CELL TECHNOLOGY, INC                00752K105         1        20000   SH          Sole                20000
APPLE INC COM                                037833100       239         2100   SH          Sole                 2100
BERKSHIRE HATHAWAY INC DEL CL                084670207       215           49   SH          Sole                   49
BIOGEN IDEC INC COM                          09062X103      2469        49100   SH          Sole                49100
BRAVO! BRANDS INC COM                        105666101         0        10000   SH          Sole                10000
CHEVRON CORP COM                             166764100       870    10552.879   SH          Sole             10552.88
CRYSTALLEX INTL CORP COM                     22942F101         9        11700   SH          Sole                11700
LOCKHEED MARTIN COM                          539830109       356     3247.103   SH          Sole             3247.103
MONOGRAM BIOSCIENCES INC 1:6 R               60975U108         ?        16300   SH          Sole                16300
MONOLITHIC POWER SYSTEMS INC C               609839105       695        40000   SH          Sole                40000
NATIONAL SEMICONDUCTOR CORP CO               637640103       184        10700   SH          Sole                10700
OCCIDENTAL PETROLEUM CORP COM                674599105       205     2908.227   SH          Sole             2908.227
PIONEER GLOBAL GROUP LIMITED C               G7098N100         0        29332   SH          Sole                29332
SCHWAB CHARLES CORP COM                      808513105      1326        51010   SH          Sole                51010
SEXTANT PARTNERS LP NSA                      818994105      2422      2421558   SH          Sole              2421558
ISHARES KLD 400 SOC IDX FD                   464288570       211         4675   SH          Sole                 4675
ISHARES KLD SELECT SOCIAL CLOS               464288802       462         9125   SH          Sole                 9125
ISHARES MSCI EMERGING MKTS                   464287234      2005    58675.177   SH          Sole             58675.18
ISHARES MSCI EMU INDEX FUND                  464286608      1981    49872.648   SH          Sole             49872.65
ISHARES MSCI PAC EX-JPN COM                  464286665       276         7694   SH          Sole                 7694
ISHARES S&P 500 GROWTH INDEX F               464287309      5648    99477.135   SH          Sole             99477.14
ISHARES S&P 500 VALUE INDEX FU               464287408      3853    64379.396   SH          Sole              64379.4
ISHARES S&P LATIN AMERICAN 40                464287390      1172    30256.565   SH          Sole             30256.57
ISHARES S&P MDCP 400 VALUE FD                464287705      2478    36066.844   SH          Sole             36066.84
ISHARES S&P MIDCAP 400 GROWTH                464287606      5303    70726.997   SH          Sole                70727
ISHARES S&P NORTH AMER TECHSE                464287523      1232    30400.447   SH          Sole             30400.45
ISHARES S&P SMALLCAP 600 GROWT               464287887      3041    49518.258   SH          Sole             49518.26
ISHARES S&P SMALLCAP 600 VALUE               464287879      2000    30746.233   SH          Sole             30746.23
ELAN CORP PLC ADR                            284131208       598        56000   SH          Sole                56000
IVY FDS ASSET STRATEGY FD CL A               466000759       319    14152.513   SH          Sole             14152.51
VAN KAMPEN EQUITY & INCOME FD                92113D102       686    91817.705   SH          Sole             91817.71